Finance Income and Costs	12 Months Ended
Mar. 31, 2018
Disclosure Of Finance Income Expense [Abstract]
Finance Income and Costs
15)	FINANCE INCOME AND COSTS

	For the year ended March 31
Particulars	2016	2017	2018
Recognized in profit or loss
Interest income on term deposits	1,477	2,208	4,503
Other interest income	109	633	686
Net gain on change in fair value of derivative financial instrument	—	42,427	—
Finance income	1,586	45,268	5,189
Interest expense on financial liabilities measured at amortised cost	3,838	8,574	422
Change in financial liability	496	2	—
Cost related to convertible notes	775	—	—
Net foreign exchange loss	4,501	1,669	2,386
Impairment loss on trade and other receivables	984	1,771	604
Net loss on change in fair value of derivative financial instrument	9,017	—	—
Finance and other charges	716	6,273	489
Finance costs	20,327	18,289	3,901
Net finance income (costs) recognized in profit or loss	(18,741)	26,979	1,288